Fair value of assets and liabilities - Methods applied in determining fair values of financial assets and liabilities (carried at fair value) (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	€ 133,157	€ 137,580
Financial assets at fair value through other comprehensive income	56,662	46,389
Financial liabilities at fair value through profit or loss	80,532	86,900
– Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	8,839	9,966
– Deposits
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	47,120	45,014
– Trading securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	2,554	3,653
- Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	22,019	28,267
Loans and receivables
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	74,352	68,782
Financial assets at fair value through other comprehensive income	3,238	1,608
- Equity securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	21,583	20,945
Financial assets at fair value through other comprehensive income	2,607	2,562
- Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	11,219	15,586
- Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through other comprehensive income	50,817	42,219
- Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	26,003	32,268
Level 1
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	27,937	28,275
Financial assets at fair value through other comprehensive income	51,829	42,151
Financial liabilities at fair value through profit or loss	4,226	5,131
Level 1 | – Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	1,540	1,455
Level 1 | – Deposits
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Level 1 | – Trading securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	2,534	3,631
Level 1 | - Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	152	45
Level 1 | Loans and receivables
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	0	0
Level 1 | - Equity securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	21,392	20,789
Financial assets at fair value through other comprehensive income	2,301	2,292
Level 1 | - Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	6,492	7,485
Level 1 | - Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through other comprehensive income	49,529	39,859
Level 1 | - Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	52	1
Level 2
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	93,785	98,571
Financial assets at fair value through other comprehensive income	4,526	3,967
Financial liabilities at fair value through profit or loss	75,505	80,998
Level 2 | – Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	7,284	8,445
Level 2 | – Deposits
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	47,120	45,014
Level 2 | – Trading securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	11	12
Level 2 | - Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	21,090	27,528
Level 2 | Loans and receivables
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	65,811	62,168
Financial assets at fair value through other comprehensive income	3,238	1,608
Level 2 | - Equity securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	4	15
Financial assets at fair value through other comprehensive income	0	0
Level 2 | - Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	2,793	4,596
Level 2 | - Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through other comprehensive income	1,288	2,360
Level 2 | - Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	25,178	31,792
Level 3
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	11,435	10,734
Financial assets at fair value through other comprehensive income	307	270
Financial liabilities at fair value through profit or loss	802	770
Level 3 | – Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	15	67
Level 3 | – Deposits
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Level 3 | – Trading securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	9	10
Level 3 | - Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	777	694
Level 3 | Loans and receivables
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	8,542	6,614
Financial assets at fair value through other comprehensive income	0	0
Level 3 | - Equity securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	187	141
Financial assets at fair value through other comprehensive income	307	270
Level 3 | - Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	1,934	3,505
Level 3 | - Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	1,934	3,504
Financial assets at fair value through other comprehensive income	0	0
Financial liabilities at fair value through profit or loss	9	10
Level 3 | - Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	€ 773	€ 475